Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Net Loss Per Share [Abstract]
Net Loss Per Share

Note 12 - Net Loss Per Share

Earnings per share accounting requires the presentation of both basic and diluted earnings per share on the face of the statements of operations. The Company’s basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding for the period. If there are dilutive securities, diluted income per share is computed by including common stock equivalents which includes shares issuable upon the exercise of stock options into common shares, using the treasury stock method. In periods for which the Company reports a net loss, the common stock equivalents are not included, as they would be anti-dilutive.

For the six months ended June 30, 2025 and 2024, shares of Common Stock underlying stock options totaling 1,861,806 and 2,025,473, respectively, and unvested restricted stock awards totaling zero and 35,989, respectively, were excluded from the calculation of diluted net loss per share because they were antidilutive. In addition, 15,654,983 warrants outstanding as of June 30, 2025 were out of the money and also excluded from the calculation of diluted net loss per share for being antidilutive.

Restricted stock awards can be issued to directors, executives or employees of the Company and are subject to time-based vesting. These unvested shares are excluded from the computation of basic loss per share as these shares are not considered outstanding until vested.

Note 9 - Net Loss Per Share

Earnings per share accounting requires the presentation of both basic and diluted earnings per share on the face of the consolidated statements of operations. The Company’s basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding for the period. If there are dilutive securities, diluted income per share is computed by including common stock equivalents which includes shares issuable upon the exercise of stock options into common shares, using the treasury stock method. In periods for which the Company reports a net loss, the common stock equivalents are not included, as they would be anti-dilutive.

At December 31, 2024 and 2023, shares of common stock for stock options amounting to 25,002,460 and 24,915,760, respectively, and for unvested restricted stock awards amounting to zero and 3,115,625, respectively, were not included in the calculation of diluted net loss per share because such shares are anti-dilutive.

Restricted stock awards can be issued to directors, executives or employees of the Company and are subject to time-based vesting. These unvested shares are excluded from the computation of basic loss per share as these shares are not considered outstanding until vested.